PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Environmental Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 2,065	$ 2,407	$ 2,562
Other environment related provision
Disclosure of other provisions [line items]
Provisions	620	566	595
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	147	152	$ 220
Europe | Other environment related provision
Disclosure of other provisions [line items]
Provisions	427
South Africa | Other environment related provision
Disclosure of other provisions [line items]
Provisions	98
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions	26
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions	15
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions	23
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions	33
Environmental trust investments acquired	24
Canada | Other environment related provision
Disclosure of other provisions [line items]
Provisions	91
Canada | Remediating toxic sediment
Disclosure of other provisions [line items]
Provisions	31
Belgium | Other environment related provision
Disclosure of other provisions [line items]
Provisions	208
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions	58
France | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	66	$ 79
Luxembourg | Other environment related provision
Disclosure of other provisions [line items]
Provisions	78
Luxembourg | Waterproofing treatment
Disclosure of other provisions [line items]
Provisions	33
Luxembourg | Covering process of Differdange dump
Disclosure of other provisions [line items]
Provisions	26
Poland | Other environment related provision
Disclosure of other provisions [line items]
Provisions	40
Increase in other provisions	27
Poland | Reclaim of landfill and disposal of residues
Disclosure of other provisions [line items]
Increase in other provisions	13
Germany | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 34